Subsequent Events 10-Q - A PARADISE ACQUISITION CORP. (Details) - shares	Apr. 02, 2026	Mar. 31, 2026	Dec. 31, 2025	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023
Subsequent Event [Line Items]
Common stock, shares outstanding (in shares)		10,233,183	10,233,183		10,000,000		10,000,000	100
Common Stock
Subsequent Event [Line Items]
Common stock, shares outstanding (in shares)		10,233,183	10,233,183	10,000,000	10,000,000	10,000,000
Subsequent Event | A PARADISE ACQUISITION CORP.
Subsequent Event [Line Items]
Percentage of ordinary shares voted	77.28%
Subsequent Event | A PARADISE ACQUISITION CORP. | Class A Ordinary Shares
Subsequent Event [Line Items]
Shares tendered for redemption (in shares)	19,615,531
Subsequent Event | Common Stock | A PARADISE ACQUISITION CORP.
Subsequent Event [Line Items]
Common stock, shares outstanding (in shares)	27,266,667
Number of shares voted (in shares)	21,072,603